CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Members' contribution	Retained earnings/ Accumulated deficit	Common Stock	Additional Paid-in Capital	Treasury Stock	Class A Units	Class B Units
Beginning balance, shares at Dec. 31, 2018								900
Beginning balance at Dec. 31, 2018		$ 6,164	$ 4,894	$ 1,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		6,246		6,246
Class B Units vested									10
Equity-based compensation expense		104	104
Distributions		(839)		(839)
Ending balance, shares at Dec. 31, 2019								900	10
Ending balance at Dec. 31, 2019		11,675	4,998	6,677
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		5,289		5,289
Equity-based compensation expense		80	80
Distributions		(9,773)		(9,773)
Ending balance, shares at Oct. 22, 2020								900	10
Ending balance at Oct. 22, 2020		7,271	$ 5,078	2,193
Beginning balance (in shares) at May. 21, 2020					0
Beginning balance at May. 21, 2020					$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(7,838)		(7,838)
Parent's contributions (in shares)	[1]				105,000,000
Parent's contributions	[1]	95,047			$ 11	$ 95,036
Parent's contributions for acquisitions		13,188				13,188
Ending balance (in shares) at Dec. 31, 2020					105,000,000
Ending balance, common shares (in shares) at Dec. 31, 2020	[1]				105,000,000
Ending balance at Dec. 31, 2020	[1]	100,397		(7,838)	$ 11	108,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(2,437)		(2,437)
Equity-based compensation expense		25		0		25
Ending balance (in shares) at Mar. 31, 2021					105,000,000
Ending balance at Mar. 31, 2021		97,985		(10,275)	$ 11	108,249
Beginning balance (in shares) at Dec. 31, 2020					105,000,000
Beginning balance (in shares) at Dec. 31, 2020	[1]				105,000,000
Beginning balance at Dec. 31, 2020	[1]	100,397		(7,838)	$ 11	108,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(123,552)		(123,552)
Equity-based compensation expense		60,615				60,615
GigCapital4 shares net of redemptions, including PIPE, warrant liability, and Merger costs (in shares)					30,556,227
GigCapital4 shares net of redemptions, including PIPE, warrant liability, and Merger costs		$ 84,908			$ 3	84,905
Ending balance (in shares) at Dec. 31, 2021					135,556,227
Ending balance, common shares (in shares) at Dec. 31, 2021		135,566,227			135,556,227
Ending balance at Dec. 31, 2021		$ 122,368		(131,390)	$ 14	253,744	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(18,825)		(18,825)
Equity-based compensation expense		$ 3,858		0		3,858	$ 0
GigCapital4 shares net of redemptions, including PIPE, warrant liability, and Merger costs (in shares)		105,000,000
Repurchase of shares as a result of Forward Share Purchase Agreements (in shares)		9,952,803			(9,952,803)		9,952,803
Repurchase of shares as a result of Forward Share Purchase Agreements		$ (57,350)					$ (57,350)
Ending balance (in shares) at Mar. 31, 2022					125,603,424
Ending balance, common shares (in shares) at Mar. 31, 2022		125,613,424
Ending balance at Mar. 31, 2022		$ 50,051		$ (150,215)	$ 14	$ 257,602	$ (57,350)

[1]	The units of the Company prior to the Merger (as defined in Note A) have been retroactively restated to reflect the exchange ratio established in the Merger (computed as 105,000,000 shares of Common Stock to 100 Company units).